Cover Page Cover Page	Nov. 06, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	ASSURED GUARANTY LTD.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-32141
Entity Tax Identification Number	98-0429991
Entity Address, Address Line One	30 Woodbourne Avenue
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	279-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001273813
Common Shares | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	AGO
Security Exchange Name	NYSE
Assured Guaranty US Holdings Inc. 6.125% Senior Notes Due 2028 | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Assured Guaranty US Holdings Inc. 6.125% Senior Notes due 2028 (and the related guarantee of Registrant)
Trading Symbol	AGO/28
Security Exchange Name	NYSE
Assured Guaranty US Holdings Inc. 3.150% Senior Notes due 2031 | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Assured Guaranty US Holdings Inc. 3.150% Senior Notes due 2031 (and the related guarantee of Registrant)
Trading Symbol	AGO/31
Security Exchange Name	NYSE
Assured Guaranty US Holdings Inc. 3.600% Senior Notes due 2051 | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Assured Guaranty US Holdings Inc. 3.600% Senior Notes due 2051 (and the related guarantee of Registrant)
Trading Symbol	AGO/51
Security Exchange Name	NYSE